6. Accounts receivable, net (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable	$ 3,089	$ 3,744
Current
Accounts receivable	1,698	2,324
30 - 59 days past due
Accounts receivable	440	730
60 - 89 days past due
Accounts receivable	302	92
Greater than 90 days past due
Accounts receivable	$ 649	$ 598